OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  January 31, 2017
                                                 Estimated average burden
                                                 hours per response.....20.6




                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2014 through May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                           Pioneer Emerging
                           Markets Fund

--------------------------------------------------------------------------------
                           Semiannual Report | May 31, 2015
--------------------------------------------------------------------------------

                           Ticker Symbols:

                           Class A     PEMFX
                           Class C     PCEFX
                           Class R     PEMRX
                           Class Y     PYEFX

                           [LOGO] PIONEER
                                  Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               15

Schedule of Investments                                                       17

Financial Statements                                                          25

Notes to Financial Statements                                                 33

Trustees, Officers and Service Providers                                      45

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 1

President's Letter

Dear Shareowner,

At mid-year, economic conditions and government policies around the world are far from homogeneous, and we expect them to continue to diverge. In the United States, an ongoing economic expansion has brought the unemployment rate down to levels where wage growth is likely to accelerate. Economic growth and fiscal austerity have dramatically reduced the Federal budget deficit, while very accommodative Federal Reserve System policies have kept interest rates exceptionally low. In Europe and Japan, cyclical economic recoveries/ expansions appear to be gaining traction, buttressed by aggressive quantitative easing policies of central banks as well as cheaper currencies. China's ongoing transition from an infrastructure investment-driven to a consumer-driven economy and the dramatic decline in the price of oil -- largely a result of U.S. "fracking" -- have benefited some countries while burdening others. On balance, though, the global economic outlook has continued to improve, although economic and geopolitical "storm clouds" remain.

Today's market environment presents numerous opportunities as well as challenges for investors. While we believe that the capital markets may already have priced in some recent trends, such as the U.S. dollar's appreciation against a basket of global currencies, it is worth noting that investment risks and opportunities are not always aligned with the economic outlook.

Since 1928, Pioneer's investment professionals have focused on identifying and capitalizing on the investment opportunities that present themselves in a variety of ever-changing economic and market conditions, including those we face today, while seeking to limit the risk of the permanent impairment of our clients' capital. Our ongoing goal is to deliver competitive returns consistent with our strategies' stated style and objectives and consistent with our shareholders' expectations over a range of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources, and our commitment to prudent risk management.

2 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when managing the assets our clients have entrusted to us.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 3

Portfolio Management Discussion | 5/31/15

In the following interview, Mauro Ratto, Marco Mencini, and Andrea Salvatori, portfolio managers of Pioneer Emerging Markets Fund, discuss the investment environment and the Fund's performance during the six-month period ended May 31, 2015. Mr. Ratto, Head of Emerging Markets Investment Management at Pioneer, Mr. Mencini, Head of Equities, Emerging Markets, and a portfolio manager at Pioneer, and Mr. Salvatori, Head of Global Emerging Markets & Latin American Equities, Head of Emerging Market Equity Research, and a senior portfolio manager at Pioneer, are responsible for the day-to-day management of the Fund.

Q    How did the Fund perform during the six-month period ended May 31, 2015?

A The Fund's Class A shares returned -1.73% at net asset value during the six-month period ended May 31, 2015, while the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index (the MSCI Index)(1), returned 0.82%. During the same period, the average return of the 825 mutual funds in Lipper's Emerging Markets Funds category was -1.07%, and the average return of the 864 mutual funds in Morningstar's Diversified Emerging Markets Funds category was -0.89%.

Q Could you please review the performance of emerging markets stocks during the six-month period ended May 31, 2015?

A The Fund's benchmark, the MSCI Index, finished the period with a return that was essentially flat, but slightly positive. This, however, belies the high level of volatility that occurred during the six months. Emerging markets stocks experienced extreme weakness in the first half of December 2014, as investor concerns about slowing global economic growth, weak commodity prices, and the prospects of rising short-term interest rates in the United States sparked heavy outflows of investor capital from the asset class. After

(1) The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

4 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 touching a low midway through December, emerging markets stocks staged an uneven recovery throughout most of the first calendar quarter of 2015 as investors weighed the benefits of lower equity valuations against the continued uncertainty affecting the world's developing economies. However, a strong rally through the second half of March and into April enabled the MSCI Index to recover all of the ground it had lost earlier in the six-month period. A revival of the Chinese stock market, which helped boost investor sentiment regarding the emerging markets as a whole, was the key factor in the rebound. Even though China's economic growth has continued to slow, the government in Beijing has responded with aggressive monetary stimulus policies, meaningful reforms, and measures designed to encourage Chinese citizens to invest in the stock market. Despite the late rally, the 0.82% gain of the MSCI Index for the period fell short of the 3.38% return for the developed markets over the same period, as gauged by the MSCI World ND Index.

Q Which of your investment strategies or individual security selections had the greatest effect on the Fund's performance during the six-month period ended May 31, 2015, either from a positive or negative standpoint?

A The Fund features a value-oriented investment approach, which allows what we believe to be our best individual stock ideas to have a larger impact on performance. The strategy can lead to substantial short-term variations in the Fund's return relative to its benchmark, but it also enables us to emphasize holdings of what we believe are deeply undervalued companies with identifiable catalysts for future growth.

     The Fund's tendency to exhibit short-term deviations in benchmark-relative performance was evident in the past six months, as the Fund's relative return lagged significantly during the December-February interval, before staging a significant recovery from March through May. Early in the six-month period, macroeconomic factors, such as the volatility in oil prices and concerns about global economic growth, outweighed company fundamentals as the key driver of individual stock performance. Later in the period, however, macroeconomic concerns moved into the background. The changing market sentiment helped fuel a renewed investor emphasis on company-specific factors, a shift that was reflected in a significant improvement in the Fund's relative performance. The late recovery, unfortunately, was not enough to overcome the performance deficit of the earlier part of the period, and the Fund ended up underperforming the MSCI Index over the full six months.

     Overall, the primary reason for the Fund's benchmark-relative underperformance was the weak returns from a handful of individual portfolio positions. The most notable underperformers were shares of

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 5 infrastructure operator OHL Mexico, Philippine National Bank, the Korean semiconductor company Wonik IPS, and the Egyptian company Global Telecom Holding.

     On the plus side, our stock selection process worked very well in China and enabled the Fund to take advantage of that market's strong relative performance over the period. A number of individual portfolio holdings delivered returns well above both the Chinese market and the emerging markets equity asset class as a whole. They included: China Conch Venture; Goodbaby International; China ITS; and Huaneng Renewables. All four stocks represented top-15 weightings in the Fund's portfolio as of May 31, 2015. Of the four, we believe Goodbaby may represent the most interesting story. The company, which makes strollers, car seats, and other child safety products, represents a play on the growing wealth of the middle class in China. Goodbaby is one of our highest-conviction positions in the portfolio and its largest position as of period end.

     Outside of China, the Fund's benchmark-relative performance benefited from positions in the Russian fertilizer producer PhosAgro; the Italian construction company Astaldi (which earns a large portion of its revenues from the emerging markets); and Air Arabia, which is based in the United Arab Emirates.

Q Did you invest in any derivatives while managing the Fund during the six-month period ended May 31, 2015? If so, did the derivative positions have any effect on the Fund's performance?

A The Fund used derivatives in the form of currency forward contracts during the period. Our goal in using derivatives isn't to add to the Fund's total return, but to attempt to "hedge" (or mitigate) the currency risks of certain portfolio positions. The use of currency forward contracts contributed modestly to the Fund's performance during the six-month period, as emerging markets currencies (as a group) lost ground relative to the U.S. dollar.

Q How was the Fund's portfolio positioned with respect to specific regions or countries as of May 31, 2015?

A Our bottom-up investment process led us to overweight the Fund to the industrials, materials, and consumer discretionary sectors as of the close of the period. The Fund's largest underweights were in financials, information technology and consumer staples. In terms of countries, China and Russia represent the Fund's largest overweights. The portfolio is underweight in Korea, Taiwan and much of Latin America, as those countries, in our opinion, hold a lower representation of the undervalued, fast-growing companies we seek to include in the portfolio. With this said, it's important

6 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 to keep in mind that the Fund's country and sector weightings are largely a residual effect of our individual stock selection process. For instance, we are very cautious on the Russian economy, but we are optimistic about the prospects for the Fund's two holdings in the country: PhosAgro and the oil driller, TMK OAO. As a result of those positions, the Fund is overweight in Russia despite our cautious outlook for the country's economy as a whole. We believe the value of this bottom-up investment approach for the Fund will become more apparent in the years ahead.

Q    Do you have any closing thoughts for investors?

A The past six years has been an unusual time for the emerging markets, as the financial crisis of 2008 and the subsequent era of ultra-low interest rates has caused macroeconomic factors to play an outsized role in market performance. Now, the U.S. Federal Reserve System appears to be moving closer to the point where it is likely to begin raising rates -- a shift that we expect will signal the return of more typical investment conditions. In this environment, we believe emerging markets equity investors will be better served by targeting company-specific opportunities rather than taking a broad-based allocation to the asset class. Such an investment approach would place an emphasis on owning shares of corporations that allocate capital intelligently, and that feature strong fundamentals and sustainable paths to earnings growth.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 7

Please refer to the Schedule of Investments on pages 17-24 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located within a specific region, and is, therefore, more susceptible to adverse developments affecting those regions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Portfolio Summary | 5/31/15

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 23.3%
Industrials                                                                14.4%
Information Technology                                                     12.7%
Materials                                                                  10.4%
Consumer Staples                                                            8.6%
Energy                                                                      8.4%
Consumer Discretionary                                                      8.1%
Telecommunication Services                                                  7.8%
Utilities                                                                   3.8%
Health Care                                                                 2.5%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

China                                                                      27.0%
Russia                                                                     11.6%
South Korea                                                                 5.8%
Brazil                                                                      5.5%
United Arab Emirates                                                        5.3%
Italy                                                                       4.9%
Republic of Georgia                                                         4.9%
Egypt                                                                       4.7%
Philippines                                                                 4.3%
Australia                                                                   4.2%
India                                                                       3.1%
Nigeria                                                                     3.1%
Greece                                                                      3.0%
South Africa                                                                2.4%
Saudi Arabia                                                                2.3%
Kenya                                                                       2.1%
Mexico                                                                      1.6%
Taiwan                                                                      1.3%
Hong Kong                                                                   1.2%
Other (individually less than 1.0%)                                         1.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.  Goodbaby International Holdings, Ltd.                                 8.24%
--------------------------------------------------------------------------------
 2.  PhosAgro OAO (G.D.R.)                                                 6.24
--------------------------------------------------------------------------------
 3.  China ITS Holdings Co., Ltd.                                          6.20
--------------------------------------------------------------------------------
 4.  TMK OAO (G.D.R.)                                                      5.32
--------------------------------------------------------------------------------
 5.  TBC Bank JSC (G.D.R.)                                                 4.85
--------------------------------------------------------------------------------
 6.  Astaldi S.p.A.                                                        4.85
--------------------------------------------------------------------------------
 7.  Global Telecom Holding SAE (G.D.R.)                                   4.74
--------------------------------------------------------------------------------
 8.  Tupy SA                                                               4.71
--------------------------------------------------------------------------------
 9.  Philippine National Bank                                              4.30
--------------------------------------------------------------------------------
10.  China Conch Venture Holdings, Ltd.                                    4.23
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 9

Prices and Distributions | 5/31/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                       5/31/15                         11/30/14
--------------------------------------------------------------------------------
           A                         $20.15                           $20.92
--------------------------------------------------------------------------------
           C                         $16.73                           $17.35
--------------------------------------------------------------------------------
           R                         $19.28                           $20.02
--------------------------------------------------------------------------------
           Y                         $22.16                           $23.06
--------------------------------------------------------------------------------

Distributions per Share: 12/1/14-5/31/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Net
                        Investment         Short-Term          Long-Term
         Class            Income          Capital Gains       Capital Gains
--------------------------------------------------------------------------------
           A             $0.3804               $--                 $--
--------------------------------------------------------------------------------
           C             $0.2303               $--                 $--
--------------------------------------------------------------------------------
           R             $0.3442               $--                 $--
--------------------------------------------------------------------------------
           Y             $0.5088               $--                 $--
--------------------------------------------------------------------------------

The MSCI Emerging Markets ND Index is an unmanaged index that measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-14.

10 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Performance Update | 5/31/15                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Emerging Markets Fund at public offering price during the periods shown, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
                             Net                Public            MSCI
                             Asset              Offering          Emerging
                             Value              Price             Markets
Period                       (NAV)              (POP)             ND Index
--------------------------------------------------------------------------------
10 Years                       4.97%              4.35%            8.76%
5 Years                       -0.71              -1.89             4.29
1 Year                       -10.74             -15.87            -0.01
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
                             Gross              Net
--------------------------------------------------------------------------------
                             2.04%              1.95%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                             Pioneer Emerging                 MSCI Emerging
                             Markets Fund                     Markets ND Index
5/31/2005                    $ 9,425                          $10,000
5/31/2006                    $13,971                          $14,041
5/31/2007                    $20,037                          $19,399
5/31/2008                    $23,843                          $23,603
5/31/2009                    $13,747                          $15,494
5/31/2010                    $15,865                          $18,768
5/31/2011                    $20,236                          $24,433
5/31/2012                    $14,808                          $19,468
5/31/2013                    $15,906                          $22,213
5/31/2014                    $17,148                          $23,160
5/31/2015                    $15,307                          $23,159

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through April 1, 2016, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 11

Performance Update | 5/31/15                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Emerging Markets Fund during the periods shown, compared to that of the Morgan Stanley Capital International
(MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
                                                                  MSCI
                                                                  Emerging
                             If                 If                Markets
Period                       Held               Redeemed          ND Index
--------------------------------------------------------------------------------
10 Years                       4.13%              4.13%            8.76%
5 Years                       -1.53              -1.53             4.29
1 Year                       -11.51             -11.51            -0.01
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             2.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                             Pioneer Emerging                 MSCI Emerging
                             Markets Fund                     Markets ND Index
5/31/2005                    $10,000                          $10,000
5/31/2006                    $14,723                          $14,041
5/31/2007                    $20,955                          $19,399
5/31/2008                    $24,747                          $23,603
5/31/2009                    $14,146                          $15,494
5/31/2010                    $16,192                          $18,768
5/31/2011                    $20,484                          $24,433
5/31/2012                    $14,868                          $19,468
5/31/2013                    $15,846                          $22,213
5/31/2014                    $16,941                          $23,160
5/31/2015                    $14,991                          $23,159

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Performance Update | 5/31/15                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Emerging Markets Fund during the periods shown, compared to that of the Morgan Stanley Capital International
(MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
                             Net                   MSCI
                             Asset                 Emerging
                             Value                 Markets
Period                       (NAV)                 ND Index
--------------------------------------------------------------------------------
10 Years                       4.74%                8.76%
5 Years                       -0.93                 4.29
1 Year                       -10.93                -0.01
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             2.18%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                             Pioneer Emerging                 MSCI Emerging
                             Markets Fund                     Markets ND Index
5/31/2005                    $10,000                          $10,000
5/31/2006                    $14,780                          $14,041
5/31/2007                    $21,151                          $19,399
5/31/2008                    $25,095                          $23,603
5/31/2009                    $14,446                          $15,494
5/31/2010                    $16,645                          $18,768
5/31/2011                    $21,193                          $24,433
5/31/2012                    $15,454                          $19,468
5/31/2013                    $16,579                          $22,213
5/31/2014                    $17,835                          $23,160
5/31/2015                    $15,886                          $23,159

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 13

Performance Update | 5/31/15                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Emerging Markets Fund during the periods shown, compared to that of the Morgan Stanley Capital International
(MSCI) Emerging Markets ND Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
                             Net                   MSCI
                             Asset                 Emerging
                             Value                 Markets
Period                       (NAV)                 ND Index
--------------------------------------------------------------------------------
10 Years                       5.54%                8.76%
5 Years                       -0.17                 4.29
1 Year                       -10.34                -0.01
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                             Pioneer Emerging                 MSCI Emerging
                             Markets Fund                     Markets ND Index
5/31/2005                    $ 5,000,000                      $ 5,000,000
5/31/2006                    $ 7,460,077                      $ 7,020,699
5/31/2007                    $10,756,072                      $ 9,699,592
5/31/2008                    $12,857,121                      $11,801,736
5/31/2009                    $ 7,453,895                      $ 7,747,052
5/31/2010                    $ 8,642,518                      $ 9,384,041
5/31/2011                    $11,086,196                      $12,216,329
5/31/2012                    $ 8,161,017                      $ 9,733,888
5/31/2013                    $ 8,817,873                      $11,106,350
5/31/2014                    $ 9,559,466                      $11,580,100
5/31/2015                    $ 8,571,199                      $11,579,282

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2014 through May 31, 2015.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account Value      $1,000.00     $1,000.00     $1,000.00     $1,000.00
on 12/1/14
--------------------------------------------------------------------------------
Ending Account Value         $  982.70     $  978.40     $  981.40     $  984.70
(after expenses)
on 5/31/15
--------------------------------------------------------------------------------
Expenses Paid                $    9.64     $   13.96     $   10.87     $    7.32
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.95%, 2.83%, 2.20% and 1.48% for Class A, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2014 through May 31, 2015.

--------------------------------------------------------------------------------
Share Class                       A             C            R             Y
--------------------------------------------------------------------------------
Beginning Account Value       $1,000.00     $1,000.00    $1,000.00     $1,000.00
on 12/1/14
--------------------------------------------------------------------------------
Ending Account Value          $1,015.21     $1,010.82    $1,013.96     $1,017.55
(after expenses)
on 5/31/15
--------------------------------------------------------------------------------
Expenses Paid                 $    9.80     $  14.19     $   11.05     $    7.44
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.95%, 2.83%, 2.20% and 1.48% for Class A, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

16 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Schedule of Investments | 5/31/15 (unaudited)

--------------------------------------------------------------------------------
Principal
Amount ($)                                                       Value
--------------------------------------------------------------------------------
                  PREFERRED STOCKS -- 3.1%
                  ENERGY -- 0.0%+
                  Integrated Oil & Gas -- 0.0%+
        2,301     Petroleo Brasileiro SA                         $         8,912
                                                                 ---------------
                  Total Energy                                   $         8,912
--------------------------------------------------------------------------------
                  AUTOMOBILES & COMPONENTS -- 0.4%
                  Automobile Manufacturers -- 0.4%
        5,653     Hyundai Motor Co.                              $       612,394
                                                                 ---------------
                  Total Automobiles & Components                 $       612,394
--------------------------------------------------------------------------------
                  TECHNOLOGY HARDWARE &
                  EQUIPMENT -- 2.7%
                  Computer Hardware Storage &
                  Peripherals -- 2.7%
        4,063     Samsung Electronics Co., Ltd.                  $     3,923,161
                                                                 ---------------
                  Total Technology Hardware & Equipment          $     3,923,161
--------------------------------------------------------------------------------
                  TOTAL PREFERRED STOCKS
                  (Cost $4,678,305)                              $     4,544,467
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------
                  COMMON STOCKS -- 90.9%
                  ENERGY -- 8.1%
                  Oil & Gas Equipment & Services -- 5.1%
    1,814,948     TMK OAO (G.D.R.)                               $     7,585,818
--------------------------------------------------------------------------------
                  Integrated Oil & Gas -- 1.0%
      826,000     China Petroleum & Chemical Corp.               $       724,261
       20,558     Sasol, Ltd.                                            727,856
                                                                 ---------------
                                                                 $     1,452,117
--------------------------------------------------------------------------------
                  Oil & Gas Refining & Marketing -- 2.0%
  33,237,504      KenolKobil, Ltd., Group                        $     2,922,805
                                                                 ---------------
                  Total Energy                                   $    11,960,740
--------------------------------------------------------------------------------
                  MATERIALS -- 10.0%
                  Fertilizers & Agricultural Chemicals -- 6.0%
      671,245     PhosAgro OAO (G.D.R.)                          $     8,898,106
--------------------------------------------------------------------------------
                  Diversified Metals & Mining -- 4.0%
  15,040,000      MMG, Ltd.*                                     $     5,952,934
                                                                 ---------------
                  Total Materials                                $    14,851,040
--------------------------------------------------------------------------------
                  CAPITAL GOODS -- 8.9%
                  Construction & Engineering -- 4.8%
      793,667     Astaldi S.p.A.                                 $     6,915,762
       75,965     IRB Infrastructure Developers, Ltd.                    293,006
                                                                 ---------------
                                                                 $     7,208,768
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 17

--------------------------------------------------------------------------------
Shares                                                           Value
--------------------------------------------------------------------------------
                  Industrial Machinery -- 4.1%
    1,928,500     China Conch Venture Holdings, Ltd.*            $     6,029,888
                                                                 ---------------
                  Total Capital Goods                            $    13,238,656
--------------------------------------------------------------------------------
                  TRANSPORTATION -- 4.9%
                  Airlines -- 3.7%
   12,777,259     Air Arabia PJSC                                $     5,538,172
--------------------------------------------------------------------------------
                  Railroads -- 0.6%
    2,186,942     Rumo Logistica Operadora Multimodal SA         $       865,599
--------------------------------------------------------------------------------
                  Highways & Railtracks -- 0.6%
      639,628     OHL Mexico SAB de CV*                          $       860,195
                                                                 ---------------
                  Total Transportation                           $     7,263,966
--------------------------------------------------------------------------------
                  AUTOMOBILES & COMPONENTS -- 5.0%
                  Auto Parts & Equipment -- 4.6%
    1,233,587     Tupy SA                                        $     6,715,481
--------------------------------------------------------------------------------
                  Automobile Manufacturers -- 0.4%
       16,393     Tata Motors, Ltd. (A.D.R.)                     $       627,852
                                                                 ---------------
                  Total Automobiles & Components                 $     7,343,333
--------------------------------------------------------------------------------
                  CONSUMER DURABLES & APPAREL -- 7.9%
                  Leisure Products -- 7.9%
   24,577,000     Goodbaby International Holdings, Ltd.          $    11,756,369
                                                                 ---------------
                  Total Consumer Durables & Apparel              $    11,756,369
--------------------------------------------------------------------------------
                  CONSUMER SERVICES -- 0.0%+
                  Casinos & Gaming -- 0.0%+
          393     NagaCorp, Ltd.                                 $           311
                                                                 ---------------
                  Total Consumer Services                        $           311
--------------------------------------------------------------------------------
                  MEDIA -- 1.8%
                  Cable & Satellite -- 1.8%
       17,887     Naspers, Ltd.                                  $     2,631,401
                                                                 ---------------
                  Total Media                                    $     2,631,401
--------------------------------------------------------------------------------
                  FOOD, BEVERAGE & TOBACCO -- 0.1%
                  Soft Drinks -- 0.1%
        8,365     Coca-Cola Icecek AS                            $       141,591
--------------------------------------------------------------------------------
                  Packaged Foods & Meats -- 0.0%+
       95,298     Flour Mills of Nigeria Plc                     $        17,331
                                                                 ---------------
                  Total Food, Beverage & Tobacco                 $       158,922
--------------------------------------------------------------------------------
                  PHARMACEUTICALS, BIOTECHNOLOGY &
                  LIFE SCIENCES -- 0.9%
                  Pharmaceuticals -- 0.9%
       42,574     Hikma Pharmaceuticals Plc                      $     1,355,406
                                                                 ---------------
                  Total Pharmaceuticals, Biotechnology &
                  Life Sciences                                  $     1,355,406
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

--------------------------------------------------------------------------------
Shares                                                           Value
--------------------------------------------------------------------------------
                  BANKS -- 18.8%
                  Diversified Banks -- 18.4%
      150,284     Abu Dhabi Commercial Bank PJSC                 $       309,266
    1,543,000     China Construction Bank Corp.                        1,550,032
        4,068     Credicorp, Ltd.                                        574,158
      259,761     Grupo Financiero Banorte SAB de CV                   1,466,368
          196     HDFC Bank, Ltd.                                          3,225
       25,760     HDFC Bank, Ltd. (A.D.R.)                             1,535,811
      271,515     ICICI Bank, Ltd.                                     1,355,330
    1,689,000     Industrial & Commercial Bank of China, Ltd.          1,470,176
       39,890     KB Financial Group, Inc.                             1,438,400
          415     Mega Financial Holding Co., Ltd.                           369
    4,408,189     Philippine National Bank*                            6,133,968
      620,000     TBC Bank JSC (G.D.R.)*                               6,918,372
  162,417,762     United Bank for Africa Plc                           4,406,209
                                                                 ---------------
                                                                 $    27,161,684
--------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance -- 0.4%
       33,827     Housing Development Finance Corp., Ltd.        $       654,990
                                                                 ---------------
                  Total Banks                                    $    27,816,674
--------------------------------------------------------------------------------
                  DIVERSIFIED FINANCIALS -- 0.3%
                  Specialized Finance -- 0.3%
       61,500     Singapore Exchange, Ltd.                       $       384,055
--------------------------------------------------------------------------------
                  Consumer Finance -- 0.0%+
        2,753     Credito Real SAB de CV SOFOM ER                $         6,378
                                                                 ---------------
                  Total Diversified Financials                   $       390,433
--------------------------------------------------------------------------------
                  INSURANCE -- 1.6%
                  Life & Health Insurance -- 1.3%
      18,680      Samsung Life Insurance Co., Ltd.               $     1,875,280
--------------------------------------------------------------------------------
                  Property & Casualty Insurance -- 0.3%
        1,652     Samsung Fire & Marine Insurance Co., Ltd.      $       450,581
                                                                 ---------------
                  Total Insurance                                $     2,325,861
--------------------------------------------------------------------------------
                  REAL ESTATE -- 1.8%
                  Real Estate Development -- 1.8%
      282,000     China Overseas Land & Investment, Ltd.         $     1,021,663
      800,133     Emaar Properties PJSC                                1,689,901
                                                                 ---------------
                                                                 $     2,711,564
                                                                 ---------------
                  Total Real Estate                              $     2,711,564
--------------------------------------------------------------------------------
                  SOFTWARE & SERVICES -- 8.3%
                  Internet Software & Services -- 2.3%
     261,638      ChinaCache International Holdings,
                  Ltd. (A.D.R.)*                                 $     3,464,087
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 19

--------------------------------------------------------------------------------
Shares                                                           Value
--------------------------------------------------------------------------------
                  IT Consulting & Other Services -- 6.0%
   49,651,000     China ITS Holdings Co., Ltd.                   $     8,835,088
                                                                 ---------------
                  Total Software & Services                      $    12,299,175
--------------------------------------------------------------------------------
                  TECHNOLOGY HARDWARE &
                  EQUIPMENT -- 0.0%+
                  Electronic Manufacturing Services -- 0.0%+
          681     Hon Hai Precision Industry Co., Ltd.           $         2,186
                                                                 ---------------
                  Total Technology Hardware & Equipment          $         2,186
--------------------------------------------------------------------------------
                  SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.3%
                  Semiconductors -- 1.3%
      396,000     Taiwan Semiconductor Manufacturing Co., Ltd.   $     1,878,351
                                                                 ---------------
                  Total Semiconductors & Semiconductor
                  Equipment                                      $     1,878,351
--------------------------------------------------------------------------------
                  TELECOMMUNICATION SERVICES -- 7.5%
                  Integrated Telecommunication
                  Services -- 2.9%
      488,019     Hellenic Telecommunications Organization SA    $     4,335,905
--------------------------------------------------------------------------------
                  Wireless Telecommunication Services -- 4.6%
    3,616,722     Global Telecom Holding SAE (G.D.R.)*           $     6,763,162
                                                                 ---------------
                  Total Telecommunication Services               $    11,099,067
--------------------------------------------------------------------------------
                  UTILITIES -- 3.7%
                  Water Utilities -- 0.5%
      882,000     Beijing Enterprises Water Group, Ltd.          $       744,851
--------------------------------------------------------------------------------
                  Renewable Energy -- 3.2%
    9,960,000     Huaneng Renewables Corp., Ltd.*                $     4,661,409
                                                                 ---------------
                  Total Utilities                                $     5,406,260
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost $139,653,885)                            $   134,489,715
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount ($)
--------------------------------------------------------------------------------
                  CORPORATE BONDS -- 0.2%
                  HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
                  Personal Products -- 0.2%
  BRL 562,000     Hypermarcas SA, 11.3%, 10/15/18 (c)            $        77,846
  BRL 562,000     Hypermarcas SA, 3.0%, 10/15/15 (c)                     234,593
                                                                 ---------------
                                                                 $       312,439
                                                                 ---------------
                  Total Household & Personal Products            $       312,439
--------------------------------------------------------------------------------
                  TOTAL CORPORATE BONDS
                  (Cost $550,732)                                $       312,439
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

--------------------------------------------------------------------------------
Principal
Amount ($)                                                       Value
--------------------------------------------------------------------------------
                  EQUITY LINKED NOTES -- 2.2%
                  RETAILING -- 0.7%
                  Apparel Retail -- 0.7%
       36,809     Fawaz Abdulaziz Alhokair & Co., 6/29/17        $     1,025,689
                                                                 ---------------
                  Total Retailing                                $     1,025,689
--------------------------------------------------------------------------------
                  HEALTH CARE EQUIPMENT &
                  SERVICES -- 1.5%
                  Health Care Facilities -- 1.5%
       55,829     Mouwasat Medical Services Co., 3/5/18          $     2,229,319
                                                                 ---------------
                  Total Health Care Equipment & Services         $     2,229,319
--------------------------------------------------------------------------------
                  TOTAL EQUITY LINKED NOTES
                  (Cost $2,952,972)                              $     3,255,008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------

                  RIGHTS / WARRANTS -- 0.0%+
                  HOUSEHOLD & PERSONAL
                  PRODUCTS -- 0.0%+
                  Personal Products -- 0.0%+
          562     Hypermarcas SA, 10/15/15 (c)                   $            --
--------------------------------------------------------------------------------
                  TOTAL RIGHTS / WARRANTS
                  (Cost $--)                                     $            --
--------------------------------------------------------------------------------
                  TOTAL INVESTMENT IN SECURITIES -- 96.4%
                  (Cost $147,835,894) (a) (b)                    $   142,601,629
--------------------------------------------------------------------------------
                  OTHER ASSETS & LIABILITIES -- 3.6%             $     5,294,349
--------------------------------------------------------------------------------
                  TOTAL NET ASSETS -- 100.0%                     $   147,895,978
================================================================================

+          Amount rounds to less than 0.1%.

*          Non-income producing security.

(A.D.R.)   American Depositary Receipts.

(G.D.R.)   Global Depositary Receipts.

(a) At May 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $149,370,694 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
               there is an excess of value over tax cost                           $  8,559,737
            Aggregate gross unrealized depreciation for all investments in which
               there is an excess of tax cost over value                            (15,328,802)
                                                                                   -------------
            Net unrealized depreciation                                            $ (6,769,065)
                                                                                   =============

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 21

(b) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

             China                                                          27.0%
             Russia                                                         11.6
             South Korea                                                     5.8
             Brazil                                                          5.5
             United Arab Emirates                                            5.3
             Italy                                                           4.9
             Republic of Georgia                                             4.9
             Egypt                                                           4.7
             Philippines                                                     4.3
             Austrialia                                                      4.2
             India                                                           3.1
             Nigeria                                                         3.1
             Greece                                                          3.0
             South Africa                                                    2.4
             Saudi Arabia                                                    2.3
             Kenya                                                           2.1
             Mexico                                                          1.6
             Taiwan                                                          1.3
             Hong Kong                                                       1.2
             Other (individually less than 1.0%)                             1.7
                                                                           -----
                                                                           100.0%
                                                                           =====

(c) Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements -- Note 1A.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2015 aggregated $71,665,366 and $111,719,697, respectively.

NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise noted:

           BRL        Brazilian Real

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The accompanying notes are an integral part of these financial statements.

22 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

The following is a summary of the inputs used as of May 31, 2015, in valuing the Funds's investments:

-----------------------------------------------------------------------------------------
                                   Level 1       Level 2        Level 3      Total
-----------------------------------------------------------------------------------------
Preferred Stocks
 Energy
  Integrated Oil & Gas             $     8,912   $         --   $     --     $     8.912
 All Other Preferred Stock                  --      4,535,555         --       4,535,555
Common Stocks
 Transportation
  Railroads                            865,599             --         --         865,599
  Highways & Railtracks                860,195             --         --         860,195
 Automobiles & Components
  Auto Parts & Equipment             6,715,481             --         --       6,715,481
  Automobile Manufacturers             627,852             --         --         627,852
 Food, Beverage & Tobacco
  Packaged Foods & Meats                17,331             --         --          17,331
 Banks
  Diversified Banks                  7,982,546     19,179,138         --      27,161,684
 Diversified Financials
  Consumer Finance                       6,378             --         --           6,378
 Software & Services
  Internet Software &
   Services                          3,464,087             --         --       3,464,087
 All Other Common Stocks                    --     94,771,108         --      94,771,108
Corporate Bonds                             --             --    312,439         312,439
Equity Linked Notes                         --      3,255,008         --       3,255,008
Warrants                                    --             --         --**            --
-----------------------------------------------------------------------------------------
Total                              $20,548,381   $121,740,809   $312,439     $        --
=========================================================================================
Other Financial Instruments
Net unrealized appreciation
  on Forward Foreign
  Currency Contracts               $        --   $    605,763   $     --     $   605,763
Net unrealized depreciation
  on Forward Foreign
  Currency Contracts                        --       (233,814)        --       (233,814)
Net unrealized appreciation
  on Futures Contracts                  11,620             --         --          11,620
-----------------------------------------------------------------------------------------
Total                              $    11,620   $    371,949   $     --     $   383,569
=========================================================================================

**   Security is valued at $0.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 23

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

--------------------------------------------------------------------------------------------
                                                       Corporate     Rights/
                                                       Bonds         Warrants      Totals
--------------------------------------------------------------------------------------------
Balance as of 11/30/14                                 $390,510      $--***        $390,510
Realized gain (loss)(1)                                      --       --                 --
Change in unrealized appreciation (depreciation)(2)     (78,071)      --            (78,071)
Purchases                                                    --       --                 --
Sales                                                        --       --                 --
Transfers in and out of Level 3**                            --       --                 --
--------------------------------------------------------------------------------------------
Balance as of 5/31/15                                  $312,439      $--***        $312,439
============================================================================================

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

** Transfers are calculated on the beginning of period values. During the six months ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

***  Security is valued at $0.

     Net change in unrealized depreciation of Level 3 investments
     still held and considered Level 3 as of 5/31/15                    $(78,071)
                                                                        --------

The following is a summary of the fair valuation of certain Fund's assets and liabilities as of April 30, 2015.

-------------------------------------------------------------------------------------------
                                   Level 1       Level 2          Level 3       Total
-------------------------------------------------------------------------------------------
Assets:                            $     --      $3,783,124       $--           $3,783,124
Foreign currencies, at value
Futures collateral                   89,260              --        --               89,260
Liabilities:
Variation margin for
 futures contracts                  (24,960)             --        --              (24,960)
-------------------------------------------------------------------------------------------
Total:                             $ 64,300      $3,783,124       $--           $3,847,424
===========================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Statement of Assets and Liabilities | 5/31/15 (unaudited)

ASSETS:
  Investment in securities, at value (cost $147,835,894)                 $142,601,629
  Foreign currencies, at value (cost $3,876,064)                            3,783,124
  Futures collateral                                                           89,260
  Receivables --
     Investment securities sold                                             6,111,109
     Fund shares sold                                                          38,064
     Dividends                                                                460,336
     Interest                                                                   2,177
  Net unrealized appreciation on forward foreign currency contracts           605,763
  Net unrealized appreciation on futures contracts                             11,620
  Prepaid expenses                                                             54,349
--------------------------------------------------------------------------------------
        Total assets                                                     $153,757,431
======================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                     $  4,911,915
     Fund shares repurchased                                                  181,031
     Trustee fees                                                               1,186
     Due to custodian                                                         325,274
  Net unrealized depreciation on forward foreign currency contracts           233,814
  Variation margin for futures contracts                                       24,960
  Reserve for repatriation taxes                                                8,667
  Due to affiliates                                                            70,231
  Accrued expenses                                                            104,375
--------------------------------------------------------------------------------------
        Total liabilities                                                $  5,861,453
======================================================================================
NET ASSETS:
  Paid-in capital                                                        $168,836,361
  Distributions in excess of net investment income                         (2,098,697)
  Accumulated net realized loss on investments, futures contracts and
     foreign currency transactions                                        (13,717,014)
  Net unrealized depreciation on investments                               (5,234,265)
  Net unrealized appreciation on futures contracts                             11,620
  Net unrealized appreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies            97,973
--------------------------------------------------------------------------------------
        Total net assets                                                 $147,895,978
======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $94,323,362/4,682,202 shares)                        $      20.15
  Class C (based on $16,622,433/993,864 shares)                          $      16.73
  Class R (based on $29,866,399/1,549,487 shares)                        $      19.28
  Class Y (based on $7,083,784/319,737 shares)                           $      22.16
MAXIMUM OFFERING PRICE:
  Class A ($20.15 (divided by) 94.25%)                                   $      21.38
======================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 25

Statement of Operations (unaudited)

For the Six Months Ended 5/31/15

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $79,697)         $   1,318,001
  Interest (net of foreign taxes withheld of $1,668)                   3,664
---------------------------------------------------------------------------------------------
        Total investment income                                                $   1,321,665
---------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $     877,351
  Transfer agent fees
     Class A                                                         110,606
     Class C                                                          18,310
     Class R                                                           6,496
     Class Y                                                             439
  Distribution fees
     Class A                                                         116,947
     Class C                                                          82,754
     Class R                                                          76,248
  Shareholder communications expense                                 134,166
  Administrative reimbursements                                       29,705
  Custodian fees                                                     103,509
  Registration fees                                                   35,460
  Professional fees                                                   34,661
  Printing expense                                                     8,766
  Fees and expenses of nonaffiliated Trustees                          3,654
  Miscellaneous                                                       38,494
---------------------------------------------------------------------------------------------
     Total operating expenses                                                  $   1,677,566
     Less fees waived and expenses reimbursed
        by Pioneer Investment Management, Inc.                                       (55,858)
---------------------------------------------------------------------------------------------
     Net operating expenses                                                    $   1,621,708
---------------------------------------------------------------------------------------------
        Net investment loss                                                    $    (300,043)
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments (net of foreign capital gains taxes
        of $115,180)                                           $ (18,049,444)
     Futures contracts                                               (95,463)
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies          3,667,652   $ (14,477,255)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments (net decrease in reserve for foreign capital
        gains taxes of $8,667)                                 $  10,509,158
     Futures contracts                                                11,620
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies         (1,612,780)  $   8,907,998
---------------------------------------------------------------------------------------------
  Net loss on investments, futures contracts and
     foreign currency transactions                                             $  (5,569,257)
---------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                         $  (5,869,300)
=============================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                5/31/15         Year Ended
                                                                (unaudited)     11/30/14
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                             $    (300,043)  $    (426,728)
Net realized gain (loss) on investments, futures contracts and
  foreign currency transactions                                   (14,477,255)     17,973,362
Change in net unrealized appreciation (depreciation) on
  investments, futures contracts and foreign
  currency transactions                                             8,907,998     (33,412,284)
----------------------------------------------------------------------------------------------
     Net decrease in net assets resulting
        from operations                                         $  (5,869,300)  $ (15,865,650)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.38 and $0.08 per share, respectively)          $  (1,870,713)  $    (431,205)
     Class C ($0.23 and $0.00 per share, respectively)               (244,372)             --
     Class R ($0.34 and $0.04 per share, respectively)               (586,112)        (75,638)
     Class Y ($0.51 and $0.23 per share, respectively)               (782,548)       (625,797)
Net realized gain:
     Class A ($0.00 and $1.41 per share, respectively)          $          --   $  (6,634,747)
     Class C ($0.00 and $1.41 per share, respectively)                     --      (1,428,685)
     Class R ($0.00 and $1.41 per share, respectively)                     --      (2,225,299)
     Class Y ($0.00 and $1.41 per share, respectively)                     --      (2,182,355)
----------------------------------------------------------------------------------------------
        Total distributions to shareowners                      $  (3,483,745)  $ (13,603,726)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                    $  14,893,592   $  43,024,350
Reinvestment of distributions                                       2,733,941      10,779,347
Cost of shares repurchased                                        (53,008,042)    (91,794,508)
----------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from
        Fund share transactions                                 $ (35,380,509)  $ (37,990,811)
----------------------------------------------------------------------------------------------
     Net decrease in net assets                                 $ (44,733,554)  $ (67,460,187)
NET ASSETS:
Beginning of period                                               192,629,532     260,089,719
----------------------------------------------------------------------------------------------
End of period                                                   $ 147,895,978   $ 192,629,532
----------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net
  investment income                                             $  (2,098,697)  $   1,685,091
==============================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 27

------------------------------------------------------------------------------------------------
                                  '15 Shares    '15 Amount
                                  (unaudited)   (unaudited)          '14 Shares   '14 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                          491,704    $       9,680,483       858,627   $  20,595,749
Reinvestment of distributions         96,479            1,813,802       323,034       6,840,755
Less shares repurchased             (888,248)         (17,310,267)   (1,476,763)    (34,932,370)
------------------------------------------------------------------------------------------------
      Net decrease                  (300,065)   $      (5,815,982)     (295,102)  $  (7,495,866)
================================================================================================
Class B*
Shares sold or exchanged                  --    $              --         1,362   $      26,579
Reinvestment of distributions             --                   --            --               4
Less shares repurchased                   --                   --      (221,522)     (4,293,299)
------------------------------------------------------------------------------------------------
      Net decrease                        --    $              --      (220,160)  $  (4,266,716)
================================================================================================
Class C
Shares sold                          103,301    $       1,665,139       164,488   $   3,285,936
Reinvestment of distributions         13,525              211,931        70,644       1,232,034
Less shares repurchased             (206,314)          (3,301,611)     (323,820)     (6,429,162)
------------------------------------------------------------------------------------------------
      Net decrease                   (89,488)   $      (1,424,541)      (88,688)  $  (1,911,192)
================================================================================================
Class R
Shares sold                          172,070    $       3,142,627       217,792   $   4,938,472
Reinvestment of distributions         31,422              565,919       109,966       2,222,268
Less shares repurchased             (339,055)          (6,270,137)     (338,406)     (7,674,471)
------------------------------------------------------------------------------------------------
      Net decrease                  (135,563)   $      (2,561,591)      (10,648)  $    (513,731)
================================================================================================
Class Y
Shares sold                           18,853    $         405,343       550,327   $  14,177,614
Reinvestment of distributions          6,894              142,289        20,516         484,286
Less shares repurchased           (1,259,697)         (26,126,027)   (1,506,460)    (38,465,206)
------------------------------------------------------------------------------------------------
      Net decrease                (1,233,950)   $     (25,578,395)     (935,617)  $ (23,803,306)
================================================================================================

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year       Year        Year         Year
                                                             5/31/15      Ended        Ended      Ended       Ended        Ended
                                                             (unaudited)  11/30/14     11/30/13   11/30/12    11/30/11     11/30/10
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $ 20.92      $  24.06     $  23.24   $   23.10   $   29.42    $  26.11
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $ (0.03)     $  (0.04)    $   0.14   $    0.13   $    0.18    $   0.03
   Net realized and unrealized gain (loss) on investments      (0.36)        (1.61)        0.79        0.11       (5.35)       3.32
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $ (0.39)     $  (1.65)    $   0.93   $    0.24   $   (5.17)   $   3.35
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $ (0.38)     $  (0.08)    $  (0.11)  $      --   $      --    $  (0.04)
   Net realized gain                                              --         (1.41)          --       (0.10)      (1.15)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (0.38)     $  (1.49)    $  (0.11)  $   (0.10)  $   (1.15)   $  (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (0.77)     $  (3.14)    $   0.82   $    0.14   $   (6.32)   $   3.31
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 20.15      $  20.92     $  24.06   $   23.24   $   23.10    $  29.42
====================================================================================================================================
Total return*                                                  (1.73)%       (6.88)%       3.98%       1.06%     (17.44)%     12.85%
Ratio of net expenses to average net assets                     1.95%**       1.96%(a)     1.95%       1.95%       1.95%       1.94%
Ratio of net investment income (loss) to average net assets    (0.25)%**     (0.19)%       0.55%       0.53%       0.58%       0.09%
Portfolio turnover rate                                           91%**        141%          77%        160%        191%         91%
Net assets, end of period (in thousands)                     $94,323      $104,251     $126,981   $ 154,064   $ 207,935    $339,834
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                         2.06%**       2.04%(a)     1.96%       2.03%       1.95%       1.94%
   Net investment income (loss) to average net assets          (0.36)%**     (0.26)%       0.54%       0.45%       0.58%       0.09%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a)  Includes interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 29

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year        Year       Year        Year
                                                             5/31/15      Ended        Ended       Ended      Ended       Ended
                                                             (unaudited)  11/30/14     11/30/13    11/30/12   11/30/11    11/30/10
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 17.35      $  20.32     $  19.70    $  19.76   $  25.56    $  22.84
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $ (0.13)     $  (0.22)    $  (0.04)   $  (0.06)  $  (0.05)   $  (0.17)
   Net realized and unrealized gain (loss) on investments      (0.26)        (1.34)        0.66        0.10      (4.60)       2.89
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $ (0.39)     $  (1.56)    $   0.62    $   0.04   $  (4.65)   $   2.72
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $ (0.23)     $     --     $     --    $     --   $     --    $     --
   Net realized gain                                              --         (1.41)          --       (0.10)     (1.15)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (0.23)     $  (1.41)    $     --    $  (0.10)  $  (1.15)   $     --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (0.62)     $  (2.97)    $   0.62    $  (0.06)  $  (5.80)   $   2.72
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 16.73      $  17.35     $  20.32    $  19.70   $  19.76    $  25.56
====================================================================================================================================
Total return*                                                  (2.16)%       (7.69)%       3.15%       0.23%    (18.04)%     11.91%
Ratio of net expenses to average net assets                     2.83%**       2.80%(a)     2.78%       2.75%      2.73%       2.76%
Ratio of net investment income (loss) to average net assets    (1.13)%**     (1.02)%      (0.27)%     (0.25)%    (0.20)%     (0.70)%
Portfolio turnover rate                                           91%**        141%          77%        160%       191%         91%
Net assets, end of period (in thousands)                     $16,622      $ 18,801     $ 23,810    $ 29,771   $ 37,324    $ 60,809
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                         2.83%**       2.80%(a)     2.78%       2.75%      2.73%       2.76%
   Net investment income (loss) to average net assets          (1.13)%**     (1.02)%      (0.27)%     (0.25)%    (0.20)%     (0.70)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) Includes interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year      Year       Year        Year
                                                             5/31/15      Ended        Ended     Ended      Ended       Ended
                                                             (unaudited)  11/30/14     11/30/13  11/30/12   11/30/11    11/30/10
------------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $ 20.02      $ 23.11      $ 22.30   $  22.23   $  28.43    $  25.26
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $ (0.07)     $ (0.09)     $  0.10   $   0.10   $   0.10    $  (0.01)
   Net realized and unrealized gain (loss) on investments      (0.33)       (1.55)        0.76       0.07      (5.15)       3.21
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $ (0.40)     $ (1.64)     $  0.86   $   0.17   $  (5.05)   $   3.20
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $ (0.34)     $ (0.04)     $ (0.05)  $     --   $     --    $  (0.03)
   Net realized gain                                              --        (1.41)          --      (0.10)     (1.15)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (0.34)     $ (1.45)     $ (0.05)  $  (0.10)  $  (1.15)   $  (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (0.74)     $ (3.09)     $  0.81   $   0.07   $  (6.20)   $   3.17
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 19.28      $ 20.02      $ 23.11   $  22.30   $  22.23    $  28.43
====================================================================================================================================
Total return*                                                  (1.86)%      (7.10)%       3.86%      0.79%    (17.62)%     12.68%
Ratio of net expenses to average net assets                     2.20%**      2.18%(a)     2.13%      2.13%      2.20%       2.10%
Ratio of net investment income (loss) to average net assets    (0.52)%**    (0.40)%       0.37%      0.39%      0.33%      (0.02)%
Portfolio turnover rate                                           91%**       141%          77%       160%       191%         91%
Net assets, end of period (in thousands)                     $29,866      $33,742      $39,183   $ 49,013   $ 73,347    $119,358
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                         2.24%**      2.18%(a)     2.13%      2.13%      2.28%       2.10%
   Net investment income (loss) to average net assets          (0.56)%**    (0.40)%       0.37%      0.39%      0.25%      (0.02)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a)  Includes interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 31

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year      Year       Year        Year
                                                             5/31/15      Ended        Ended     Ended      Ended       Ended
                                                             (unaudited)  11/30/14     11/30/13  11/30/12   11/30/11    11/30/10
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $ 23.06      $ 26.38      $ 25.46   $  25.16   $  31.73    $ 28.12
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $ (0.54)     $  0.09      $  0.28   $   0.28   $   0.38    $  0.17
   Net realized and unrealized gain (loss) on investments       0.15        (1.77)        0.90       0.12      (5.80)      3.57
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $ (0.39)     $ (1.68)     $  1.18   $   0.40   $  (5.42)   $  3.74
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $ (0.51)     $ (0.23)     $ (0.26)  $     --   $     --    $ (0.13)
   Net realized gain                                              --        (1.41)          --      (0.10)     (1.15)        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (0.51)     $ (1.64)     $ (0.26)  $  (0.10)  $  (1.15)   $ (0.13)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (0.90)     $ (3.32)     $  0.92   $   0.30   $  (6.57)   $  3.61
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 22.16      $ 23.06      $ 26.38   $  25.46   $  25.16    $ 31.73
====================================================================================================================================
Total return*                                                  (1.53)%      (6.41)%       4.63%      1.61%    (16.96)%    13.39%
Ratio of net expenses to average net assets                     1.48%**      1.40%(a)     1.38%      1.39%      1.40%      1.44%
Ratio of net investment income (loss) to average net assets    (0.08)%**     0.34%        1.12%      1.10%      1.13%      0.60%
Portfolio turnover rate                                           91%**       141%          77%       160%       191%        91%
Net assets, end of period (in thousands)                     $ 7,084      $35,835      $65,655   $ 62,897   $ 65,597    $99,627
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                         1.48%**      1.40%(a)     1.38%      1.39%      1.40%      1.44%
   Net investment income (loss) to average net assets          (0.08)%**     0.34%        1.12%      1.10%      1.13%      0.06%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

(a)  Includes interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Notes to Financial Statements | 5/31/15 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

During the period covered by this report, the Fund offered four classes of shares designated as Class A, Class C, Class R, and Class Y shares. The Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 33

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

     The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by utilizing an independent pricing service that supplies an appropriate fair value factor is appropriate for the Fund.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

34 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

     At May 31, 2015, there were three securities valued using fair value methods (in addition to securities that were valued using prices supplied by independent pricing services or broker-dealers) representing 0.2% of net assets.

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 35

E.   Futures Contracts

     The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at May 31, 2015 was $89,260. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. The use of futures contracts involves, to varying degrees, elements of market, interest rate, currency exchange rate and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open for the six months ended May 31, 2015 was $2,079,997.

     At May 31, 2015, open futures contracts were as follows:

     ---------------------------------------------------------------------------
                         Number of
                         Contracts      Settlement                  Unrealized
     Type                Long/(Short)   Month         Value         Appreciation
     ---------------------------------------------------------------------------
     MSCI Taiwan Index   104            6/15          $3,748,160    $11,620
     ---------------------------------------------------------------------------
        Total                                         $3,748,160    $11,620
     ---------------------------------------------------------------------------

F.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of November 30, 2014, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

36 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended November 30, 2014, the Fund paid no such taxes.

     In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of November 30, 2014, the Fund had no reserve related to capital gains.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2014 was:

     ---------------------------------------------------------------------------
                                                                           2014
     ---------------------------------------------------------------------------
     Distribution paid from:
     Ordinary income                                                $ 1,736,449
     Long-term capital gain                                          11,867,277
     ---------------------------------------------------------------------------
          Total                                                     $13,603,726
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2014:

     ---------------------------------------------------------------------------
                                                                           2014
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                 $  3,483,271
     Undistributed long-term gain                                     2,295,041
     Net unrealized depreciation                                    (17,365,650)
     ---------------------------------------------------------------------------
          Total                                                    $(11,587,338)
     ===========================================================================

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 37

     The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.

G.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $6,268 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2015.

H.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that net investment income dividends to Class A, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

I.   Risks

     The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social and economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

38 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

J.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. During the six months ended May 31, 2015, the Fund had no outstanding repurchase agreements.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Prior to December 1, 2013, management fees were calculated daily at an annual rate equal to 1.15% of the Fund's average daily net assets up to $1 billion and 1.10% on assets over $1 billion. Effective December 1, 2013, management fees are calculated daily at an annual rate equal to 1.10% of the Fund's average daily net assets up to $1 billion and 1.05% on assets over $1 billion. For the six months ended May 31, 2015, the effective management fee (excluding waivers and/or assumption of expenses) was 1.10% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively. Fees waived and expenses reimbursed during the six months ended May 31, 2015 are reflected on the Statement of Operations. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2016. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $18,534 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2015.

3. Transfer Agent
PIMSS, a wholly-owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 39

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                $ 72,071
Class C                                                                  15,965
Class R                                                                  42,164
Class Y                                                                   3,966
--------------------------------------------------------------------------------
  Total                                                                $134,166
--------------------------------------------------------------------------------

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $45,544 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2015.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,153 in distribution fees payable to PFD at May 31, 2015.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on

40 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2015, CDSCs in the amount of $3,293 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2015, the Fund's expenses were not reduced under such arrangements.

6. Forward Foreign Currency Contracts

At May 31, 2015, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of forward foreign currency contracts open during the six months ended May 31, 2015 was $20,449,702.

Open forward foreign currency contracts at May 31, 2015 were as follows:

-----------------------------------------------------------------------------------------------------------
                                  Quantity/
                                  Shares                                                     Net
Currency                          Purchased/      Book          Settlement  US $ Value at    Unrealized
Description      Counterparty     (Sold)          Value         Date        5/31/15          Appreciation
-----------------------------------------------------------------------------------------------------------
MXN (Mexican     Deutsche
   Peso)         Bank AG London        (66,610)   $   (4,317)   7/13/15     $      (4,314)   $         3
EUR (European    Deutsche
   Euro)         Bank AG London      4,249,301     4,565,343    7/13/15         4,670,244        104,901
RUB (Russian     Goldman Sachs
   Ruble)        & Co.            (403,047,416)   (7,803,435)   7/13/15        (7,577,240)       226,195
BRL (Brazilian
   Real)         Morgan Stanley    (20,546,555)   (6,623,648)   7/13/15        (6,359,946)       263,702
-----------------------------------------------------------------------------------------------------------
Total                                                                                        $   594,801
===========================================================================================================

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 41

-----------------------------------------------------------------------------------------------------------
                                  Quantity/
                                  Shares                                                     Net
 Currency                         Purchased/      Book          Settlement  US $ Value at    Unrealized
 Description     Counterparty     (Sold)          Value         Date        5/31/15          Depreciation
-----------------------------------------------------------------------------------------------------------
 EUR (European   Deutsche
    Euro)        Bank AG London   (5,114,032)     $(5,425,405)  7/13/15     $(5,620,637)     $ (195,232)
 NGN (Nigerian   Goldman Sachs
    Naira)       & Co.            (287,692,010)    (1,389,816)  7/13/15      (1,428,398)        (38,582)
-----------------------------------------------------------------------------------------------------------
 Total                                                                                       $ (233,814)
===========================================================================================================

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect during the six months ended May 31, 2015 was in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% (0.90% prior to February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2015, the Fund had no outstanding borrowings.

42 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

8.   Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of May 31, 2015 were as follows:

---------------------------------------------------------------------------------------
Derivatives not
accounted for as          Asset Derivatives 2015          Liabilities Derivatives 2015
Hedging instruments       -------------------------------------------------------------
Under Accounting          Statement of Assets             Statement of Assets
Standards Codification    and Liabilities                 and Liabilities
(ASC) 815                 Location             Value      Location             Value
---------------------------------------------------------------------------------------
Forward foreign           Net unrealized                  Net unrealized
 currency contracts       appreciation on                 depreciation on
                          forward foreign                 forward foreign
                          currency                        currency
                          contracts            $594,801   contracts            $233,814
Futures contracts         Net unrealized                  Net unrealized
                          appreciation on                 depreciation on
                          futures contracts    $ 11,620   futures contracts    $     --
---------------------------------------------------------------------------------------
Total                                          $606,421                        $233,814
=======================================================================================

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2015 was as follows:

-----------------------------------------------------------------------------------------------
                                                                               Change in
Derivatives Not                                                                Unrealized
Accounted for as                                               Realized        appreciation or
Hedging Instruments       Location of Gain                     Gain (Loss)     (depreciation)
Under Accounting          or (Loss) on                         on Derivatives  on Derivatives
Standards Codification    Derivatives Recognized               Recognized      Recognized
(ASC) 815                 in Income                            in Income       in Income
-----------------------------------------------------------------------------------------------
Forward Foreign           Net realized gain (loss) on
 Currency Contracts       forward foreign currency contracts   $ 3,406,142
Forward Foreign           Change in net unrealized
 Currency Contracts       appreciation (depreciation) on
                          forward foreign currency contracts                   $(1,486,359)
Futures Contracts         Net realized gain (loss) on
                          futures contracts                    $   (95,463)
Futures Contracts         Change in net unrealized
                          appreciation (depreciation) on
                          futures contracts                                    $    11,620

9. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2014. Deloitte & Touche LLP replaced Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended November 30, 2013.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 43

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's fiscal years ending November 30, 2013 and November 30, 2012, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Additional Information

PIM, the Fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction as described in the UniCredit announcement, will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

44 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

Trustees, Officers and Service Providers

Trustees                                   Advisory Trustee
Thomas J. Perna, Chairman                  Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                       Officers
Margaret B.W. Graham                       Lisa M. Jones, President and Chief
Marguerite A. Piret                           Executive Officer
Fred J. Ricciardi                          Mark E. Bradley, Treasurer and
Kenneth J. Taubes                             Chief Financial Officer
                                           Christopher J. Kelley, Secretary and
                                              Chief Legal Officer
Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Ms. Monchak is a non-voting Advisory Trustee.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 45

This page for your notes.

46 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 47

This page for your notes.

48 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 49

This page for your notes.

50 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15 51

This page for your notes.

52 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19387-09-0715

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


Not applicable.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date July 29, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date July 29, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 29, 2015

* Print the name and title of each signing officer under his or her signature.